Compensation Plans - Stock-Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 78,160	$ 40,038	$ 49,848
Total unrecognized compensation costs related to nonvested share-based compensation plans	$ 23,900
Total unrecognized compensation costs related to nonvested share-based compensation plans, period for recognition	2 years 2 months 12 days
Stock options outstanding (in shares)	5,109,000
Other shares issuable (in shares)	1,126,000
Potential maximum increase to common shares outstanding from restricted stock and other shares	30,784,000
Cumulative convertible preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Mandatoriy redeemable preferred stock, number of shares in conversion (in shares)	4,440,863
Mandatorily redeemable preferred stock, effective conversion price per share (in dollars per share)	$ 28.15
Restricted stock with future service required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	1,584,000
Restricted stock units with future service required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	2,915,000
Restricted stock units with no future service required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	17,193,000
Stock Options and SARs | Senior Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 48,600
Compensation and benefits expense	$ 48,600